Bank Loans (Loans That Were Individually Evaluated For Impairment By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	$ 29,888	$ 28,742
Recorded Investment with No Allowance	5,211
Recorded Investment with Allowance	24,002	26,934
Total Recorded Investment	29,213	26,934
Related Allowance	9,105	3,375
Average Recorded Investment	30,756	32,242
Commercial And Industrial [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	28,856	16,815
Recorded Investment with No Allowance	5,211
Recorded Investment with Allowance	23,645	16,815
Total Recorded Investment	28,856	16,815
Related Allowance	9,059	2,392
Average Recorded Investment	30,277	22,559
Consumer [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	677	833
Recorded Investment with Allowance	2	6
Total Recorded Investment	2	6
Related Allowance	2	6
Average Recorded Investment	5	9
Residential Real Estate [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	171	178
Recorded Investment with Allowance	171	178
Total Recorded Investment	171	178
Related Allowance	24	24
Average Recorded Investment	174	181
Home Equity Lines Of Credit [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	184	413
Recorded Investment with Allowance	184	413
Total Recorded Investment	184	413
Related Allowance	20	231
Average Recorded Investment	$ 300	413
Commercial Real Estate [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance		10,503
Recorded Investment with Allowance		9,522
Total Recorded Investment		9,522
Related Allowance		722
Average Recorded Investment		$ 9,080